Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of equity awards
While we have in the past granted stock options in certain years, we do not currently have a practice or policy regarding stock option grant timing, because stock options are not part of our typical long-term incentive program. We did not grant stock options in 2025. Our current long-term incentive program is comprised of time-vested restricted stock units and performance-based restricted stock units. We generally grant annual equity awards to our named executive officers and other eligible employees at the Compensation and Talent Management Committee’s regularly scheduled meeting in February of each year or shortly thereafter. This meeting is scheduled far in advance. In 2025, we approved the grant of annual equity awards to our executive officers in February, consistent with our general practice, but the effectiveness of the grants was contingent upon stockholder approval of our 2025 Plan at our 2025 Annual Meeting. Outside of our annual equity award cycle, we grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retentive purposes, or in other relevant circumstances. Separate from our long-term incentive program, we maintain the ExlService Holdings, Inc. 2022 Employee Stock Purchase Plan, which allows eligible employees to receive an option to automatically purchase the Company’s shares of common stock through payroll deductions at a discount on the last day of the applicable offering period.

Award Timing Method	We generally grant annual equity awards to our named executive officers and other eligible employees at the Compensation and Talent Management Committee’s regularly scheduled meeting in February of each year or shortlythereafter. This meeting is scheduled far in advance. In 2025, we approved the grant of annual equity awards to our executive officers in February, consistent with our general practice, but the effectiveness of the grants was contingent upon stockholder approval of our 2025 Plan at our 2025 Annual Meeting. Outside of our annual equity award cycle, we grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retentive purposes, or in other relevant circumstances.
Award Timing Predetermined	true